Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Raw materials	2,668.3	3,198.9
Work-in-process	1,749.9	2,163.9
Finished products	1,179.0	2,303.8
Inventories, gross	5,597.2	7,666.6
Inventory reserves	(418.0)	(466.9)
Inventories, net	5,179.2	7,199.7

Allowance for Obsolescence and/or Lower Market Value
A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2021	2022
Balance at beginning of year	(473.2)	(418.0)
Additions for the year	(180.7)	(278.5)
Effect of changes in exchange rates	(6.1)	(1.1)
Utilization of the reserve	242.0	230.7
Balance at end of year	(418.0)	(466.9)